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                               BT Investment Funds
                                One South Street
                            Baltimore, Maryland 21202



                                  July 2, 2002



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

Re:       BT INVESTMENT FUNDS (the 'Trust')
          Small Cap Fund - A, B and C Classes
          Mid Cap Fund - A, B and C Classes (collectively the 'Funds') 1933 Act File No. 33-07404
          1940 Act File No. 811-4760



Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above- named Trust hereby certifies that the definitive forms of the prospectus and statement of additional information, dated June 28, 2002, do not differ from the forms of the prospectus and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 91 June 28, 2002.

         If you have any questions regarding this filing, please call Fran Pollack-Matz at (410) 895-3288.

                                                         Very truly yours,


                                                         /s/Daniel O. Hirsch
                                                         ----------------------
                                                            Daniel O. Hirsch
                                                            Secretary